Note 14 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	(in thousands)
	Contract amount
	2019	2018
Commitments to extend credit	$132,605	$146,450
Letters of credit	$615	$1,076